Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2020
Share-based payment arrangements
Schedule of weighted average inputs used in the measurement of the grant date fair values of the equity-settled share-based payment plans

	December 31,
	2020		2019
Fair value at grant date	$5.03		$5.97
Share price at grant date	$6.61		$7.67
Exercise price	$6.57		$7.76
Expected volatility	93.2%		87.2%
Expected life	6.3	years	6.9	years
Expected dividends	—%		—%
Risk-free interest rate (based on government bonds)	1.19%		1.90%

Schedule of number and weighted-average exercise prices of share options under the LTIP

		Weighted		Weighted
	Number of	average	Number of	average
	options	exercise price	options	exercise price
	2020	2020	2019	2019
Outstanding at January 1	26,919,515	$1.90	31,269,448	$0.94
Forfeited during the year	(684,911)	7.03	(178,086)	1.10
Exercised during the year	(8,183,416)	0.43	(6,905,117)	0.31
Granted during the year	2,007,230	6.57	2,733,370	8.35
Rollover grants in connection with acquisition (Note 4)	5,257,209	9.98	—	—
Outstanding at December 31	25,315,627	$4.24	26,919,615	$1.59
Options exercisable at December 31	17,033,826	$3.68	17,453,214	$0.24

Schedule of number of RSUs awarded under the 2018 LTIP Plan

	Number of RSUs
	2020	2019
Outstanding at January 1	2,170,064	166,215
Forfeited during the year	(217,600)	—
Released during the year	(1,219,187)	(166,215)
Granted during the year	1,820,020	2,170,064
Outstanding at December 31	2,553,297	2,170,064
RSUs vested at December 31	105,593	—